REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Schedule of Segment Information
	Year ended December 31,
	2012	2013	2014

Enterprise:
Revenue	$9,041	$7,817	$6,601
Adjusted EBITDA (unaudited)	$1,701	$1,231	$512

Service providers:
Revenue	$4,085	$4,655	$465
Adjusted EBITDA (unaudited)	$778	$899	$(1,700)

Segments total:
Revenue	$13,126	$12,472	$7,066
Adjusted EBITDA (unaudited)	$2,479	$2,130	$(1,188)

Reconciliation of Total Adjusted EBITDA to Net Income
	Year ended December 31,
	2012	2013	2014

Adjusted EBITDA (unaudited)	$2,479	$2,130	$(1,188)
Depreciation and amortization expenses	393	316	284
Stock-based compensation	44	107	69
Financial loss (income), net	(60)	(61)	95
Income tax expenses	736	435	54

Net income from continuing operations	$1,366	$1,333	$(1,690)

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2013	2014

United States	$10,251	$10,817	$5,642
Germany	482	252	90
Far East	443	300	300
Holland	297	216	219
Israel	917	400	440
Other	736	487	375

	$13,126	$12,472	$7,066

Schedule of Long-lived Assets by Geographic Area
	December 31,
	2013	2014
Long-lived assets:

Israel	$1,348	$1,131
United States	2,876	2,850
Other	5	5

	$4,229	$3,986